Notes to the Consolidated Statements of Financial Position - Summary of recognized right-of-use assets (Details) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total right of use assets	€ 60.6	€ 35.3
Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right of use assets	57.3	32.6
Plant and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right of use assets	2.3	2.4
Other equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right of use assets	€ 1.0	€ 0.3